VANECK OIL SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Bermuda : 2.8%
Valaris Ltd. (USD) * † 857,523 $ 33,666,353
Underline
Netherlands : 5.4%
Core Laboratories, Inc.
(USD) † 339,183 5,084,353
Tenaris SA (ADR) 1,574,567 61,581,316
66,665,669
Switzerland : 3.3%
Transocean Ltd. (USD) * † 12,944,456 41,033,925
Underline
United Kingdom : 5.7%
TechnipFMC Plc (USD) 2,215,020 70,193,984
Underline
United States : 82.8%
Baker Hughes Co. 3,622,677 159,216,654
Cactus, Inc. † 987,295 45,247,730
ChampionX Corp. 1,836,850 54,738,130
Expro Group Holdings NV * 1,433,053 14,244,547
Halliburton Co. 3,230,984 81,970,064
Helix Energy Solutions
Group, Inc. * 2,478,130 20,593,260
Helmerich & Payne, Inc. † 1,391,687 36,350,864
Innovex International, Inc. *
† 585,300 10,511,988
Liberty Energy, Inc. † 1,959,774 31,023,222
Nabors Industries Ltd. * † 274,598 11,453,483
Noble Corp. Plc † 2,284,492 54,142,460
Number
of Shares Value
United States (continued)
NOV, Inc. 3,729,719 $ 56,766,323
Oceaneering International,
Inc. * 1,458,257 31,804,585
Patterson-UTI Energy, Inc. † 5,597,557 46,011,919
ProPetro Holding Corp. * 896,752 6,591,127
RPC, Inc. † 1,721,453 9,467,992
Schlumberger NV 5,835,929 243,941,832
Select Water Solutions, Inc. 1,667,305 17,506,703
Tidewater, Inc. * † 869,911 36,771,138
Weatherford International
Plc 978,949 52,422,719
1,020,776,740
Total Common Stocks
(Cost: $1,713,843,837) 1,232,336,671
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $4,469)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4,469 4,469
Total Investments: 100.0%
(Cost: $1,713,848,306) 1,232,341,140
Other assets less liabilities: 0.0% 439,480
NET ASSETS: 100.0% $ 1,232,780,620
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $117,902,823.
* Non-income producing